Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 12 – STOCKHOLDERS’ DEFICIT

Preferred Stock

Series A

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, par value $0.001 per share.

On July 2, 2019, the Company authorized the issuance of 6,000 Series A preferred stock, par value $0.001 per share. The Series A preferred stock has a $1,250 stated value per share and is convertible into shares of common stock at $0.05 per share, subject to certain adjustments. The Certificate of Designation for the Series A preferred stock was filed on July 9, 2019.

During the periods presented, there were 0 shares of Series A Preferred Stock outstanding.

Series B

On June 24, 2019, the Company authorized the issuance of 2,000 shares of Series B Preferred Stock, par value $0.001 per share. The Series B Preferred Stock has a $1,250 stated value per share and is convertible into shares of common stock at $0.05 per share, subjected to certain adjustments. The Certificate of Designation for the Series B Preferred Stock was filed on July 9, 2019.

During the periods presented, there were 0 shares of Series B Preferred Stock outstanding.

Series C

On July 16, 2019, the Company authorized the issuance of 1,000 Series C Preferred Stock, par value $0.001 per share. The 1,000 Series C preferred shares are convertible into 1,000,000 shares of common stock upon the Company listing on a national exchange and other conditions. The Certificate of Designation for the Series C Preferred Stock was filed on July 19, 2019.

As of September 30, 2021 and December 31, 2020, there were 1,000 shares of Series C Preferred Stock outstanding.

Series X

On November 23, 2020, the Company authorized the issuance of 100 shares of Series X Preferred Stock, par value $0.0001 per share. The Series X Preferred Stock has a $20,000 stated value per share and is convertible into shares of common stock at $0.002 per share, subjected to certain adjustments. In the event the Company issues or sells any securities with an effective price or exercise or conversion price less than the Conversion Price, the Conversion Price shall be reduced to the sale price or exercise or conversion price of the securities issued or sold. The Certificate of Designation for the Series X Preferred Stock was filed on November 23, 2020.

From November 25 to December 23, 2020, the Company issued an aggregate of 16.05 shares of Series X Preferred Stock for aggregate proceeds of $321,000. Upon each issuance of Series X shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares with a $454,200 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $46,448 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series X Preferred Stock was $407,752.

From February 16 to March 10, 2021, the Company issued an aggregate of 10.00 shares of Series X Preferred Stock for aggregate proceeds of $200,000. Upon each issuance of Series X shares, the conversion price was less than the Company’s stock price. Accordingly, during the nine months ended September 30, 2021, the Company recognized an aggregate beneficial conversion feature of $2,852,500 upon issuance of the Series X preferred shares with a $2,852,500 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $3,260,252 was recognized as a deemed dividend for the nine months ended September 30, 2021. As of September 30, 2021, unamortized debt discount on Series X Preferred Stock was $0.

As of September 30, 2021 and December 31, 2020, there were 26.05 and 16.05 shares, respectively, of Series X Preferred Stock outstanding.

Series Y

On December 30, 2020, the Company authorized the issuance of 1,000 shares of Series Y Preferred Stock, par value $0.001 per share. The Series Y Preferred Stock has a $20,000 stated value per share and is convertible into shares of common stock at $0.002 per share, subjected to certain adjustments. In the event the Company issues or sells any securities with an effective price or exercise or conversion price less than the Conversion Price, the Conversion Price shall be reduced to the sale price or exercise or conversion price of the securities issued or sold. The Certificate of Designation for the Series Y Preferred Stock was filed on December 30, 2020.

From December 23 to December 30, 2020, the Company issued 654.781794 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 14,765,624,721 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350. Included in the foregoing amounts is 3.20716 shares of Series Y Preferred Stock, having a stated value of $64,143, issued to the Company’s Chief Financial Officer, in exchange for convertible notes of $3,172 (net of debt discount of $60,971), resulting in a loss on settlement of $60,971. Upon each issuance of Series Y shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $21,594,115 upon issuance of the Series Y preferred shares with a $21,594,115 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing December 23, 2020 (the date of the initial issuance of the Series Y preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $1,028,091 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series Y Preferred Stock was $20,566,024.

From January 7 to March 23, 2021, the Company issued 4.82388 shares of Series Y Preferred Stock, having a stated value of $96,478, in exchange for convertible notes payable of $38,500, accrued interest of $77,205, and 131,249,975 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $2,502,223, a reduction of derivative liabilities related to the warrants of $1,396,283, and a net gain on settlement of $3,917,734. On May 1, the Company issued 60.91 shares of Series Y Preferred Stock, having a stated value of $1,218,200, in exchange for a convertible note payable of $33,000 and accrued interest of $1,185,200. The exchange resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $936,405, and a net gain on settlement of $936,405. Upon each issuance of Series Y shares, the conversion price was less than the Company’s stock price. Accordingly, during the nine months ended September 30, 2021, the Company recognized an aggregate beneficial conversion feature of $10,972,647 upon issuance of the Series Y preferred shares with a $10,972,647 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing December 23, 2020 (the date of the initial issuance of the Series Y preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $31,538,671 was recognized as a deemed dividend for the nine months ended September 30, 2021. As of September 30, 2021, unamortized debt discount on Series Y Preferred Stock was $0.

On March 17, 2021, the Company issued 27.78633 shares of Series Y Preferred Stock that were recorded as to be issued as of December 31, 2020.

As of September 30, 2021 and December 31, 2020, there were 720.515674 and 626.995464 shares of Series Y Preferred Stock outstanding and 0 and 27.78633 shares to be issued, respectively.

Series Z

On September 30, 2021, the Company authorized the issuance of 500 shares of Series Z Preferred Stock, par value $0.001 per share. The Series Z Preferred Stock has a $20,000 stated value per share and all 500 Series Z preferred shares, in aggregate, are convertible into 19.98% of the issued and outstanding common shares of the Company (post conversion). The conversion rate is applicable on a pro rata basis to each share of Series Z Preferred Stock upon conversion. This anti-dilutive conversion feature is in effect until such time an S-1 Registration Statement is declared effective by the SEC in conjunction with a NASDAQ listing.

On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a note payable agreement for$1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867 (See Note 15). The note bears interest of 8% per annum and is due within three days of the Company’s next closing of equity financing of $3,000,000 or more. The proceeds received were allocated to the debt and equity on a relative fair value basis. Accordingly, debt discount of $867,213 was recognized with a corresponding increase in additional paid-in capital. Since the due date is contingent upon a future event, the entire debt discount was amortized to interest expense immediately.

On September 30, 2021, an investor owning warrants to purchase 156,250,079 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned warrants in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867. The settlement resulted in a reduction in the derivative liability of $5,750,067, an increase in non-convertible notes payable of $1,000,000, an increase in additional paid-in capital of $6,530,867 and a loss on settlement of debt of $1,780,800.

Common Stock

On September 30, 2021, the Company amended its Articles of Incorporation to change the number of authorized common shares to 1,200,000,000 shares of common stock, par value $0.001 per share, which has been reflected retroactively in the accompanying consolidated financial statements.

On January 8, 2020, the Company issued 37,160,000 shares of the Company’s common stock previously recorded as to be issued as of December 31, 2019.

On March 7, 2020, a stockholder returned 69,000 shares of the Company’s common stock back to the Company. The shares were immediately retired. Accordingly, common stock was decreased by the par value of the shares of common stock contributed of $69 with a corresponding increase in additional paid in capital.

During the year ended December 31, 2020, a warrant exercise in 2019, to purchase 120,000 shares of common stock, was rescinded. The rescission was recorded as a decrease in common stock to be issued of $120 and a decrease in additional paid-in capital of $5,880 with a corresponding increase in accounts payable and accrued expenses of $6,000.

During the year ended December 31, 2020, the Company issued an aggregate of 72,368,457 shares of its common stock, having an aggregate fair value of $370,755, upon the conversion of convertible notes with a principal amount of $92,964 and accrued interest of $128, which resulted in the reduction of $278,545 of derivative liabilities and an aggregate net gain on conversion of convertible notes of $882. Accordingly, common stock was increased by the par value of the shares of common stock issued of $72,369 and additional paid in capital was increased by $298,386.

On January 20, 2021, the Company issued 4,448,251 shares of its common stock, having a fair value of $133,002, upon the conversion of convertible notes with a principal amount of $13,345, which resulted in the reduction of $118,778 of derivative liabilities and a loss on conversion of $880.

On June 2, 2021, the Company issued 1,006,250 shares of the Company’s common stock previously recorded as to be issued as of December 31, 2020.

On June 4, 2021, an investor owning 1,485,000 shares of the Company’s common stock and warrants to purchase 971,562,497 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $11,000 by the Company. Accordingly, the cancelation agreement resulted in a reduction in common stock of $1,485 for the par value of the common shares, a reduction in additional paid-in capital of $9,515, and a reduction in the derivative liability of $74,134,327 and a gain on settlement of $74,134,327.

On June 6, 2021, the Company awarded an aggregate of 2,175,431 fully-vested shares of common stock, having a fair value of $166,855, to the Chief Executive Officer for services rendered.

As of September 30, 2021 and December 31, 2020, there were 499,871,337 and 493,726,405 shares, respectively, of common stock issued and outstanding.

NOTE 14 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, par value $0.001 per share.

On July 2, 2019, the Company authorized the issuance of 6,000 Series A preferred stock, par value $0.001 per share. The Series A preferred stock have a $1,250 stated value and are convertible into shares of common stock at $0.05 per share, subject to certain adjustments. The Certificate of Designation for the Series A preferred stock was filed on July 9, 2019.

On July 2, 2019 and July 11, 2019, the Company entered into exchange agreements with certain stockholders pursuant to which it exchanged warrants issued in July 2018 to purchase an aggregate of 26,000,000 shares of the Company’s common stock for an aggregate of 6,000 shares of Series A Preferred Stock. Accordingly, the fair value of the Series A Preferred Stock of $5,882,340 was recognized, offset by preferred stock issuance costs of $5,585,594, net of a decrease in additional paid in capital of $296,746 for the fair value of the canceled warrants.

From July 5, 2019 to September 19, 2019, the Company issued an aggregate of 80,000,000 shares of common stock and 903,823,564 shares of common stock to be issued upon the conversion of 3,200 shares of Series A Preferred Stock.  Accordingly, Series A Preferred Stock was decreased by $3,137,248, common stock was increased by the par value of the common shares issued of $80,000, common stock to be issued was increased by the par value of the common shares to be issued $903,824, and additional paid in capital was increased by $2,153,424.

On December 3, 2019, the Company retired the remaining 2,800 shares of Series A Preferred Stock in exchange for the issuance of convertible notes (the “Exchange”) in the aggregate principal amount of $3,500,000.  Accordingly, Series A Preferred Stock was decreased by $2,745,086, additional paid in capital was decreased by $754,914 (stemming from recognition of a deemed dividend recognized immediately prior to the Exchange), and convertible notes payable was increased by $3,500,000. In addition, the derivative liabilities on the Series A Preferred Stock (stemming from the inability to convert caused by the authorized shares shortfall) of $2,012,420 was eliminated with a corresponding decrease in derivative liability for authorized shares shortfall expense. Lastly, derivative liabilities on the newly issued convertible notes (stemming from the inability to convert caused by the authorized shares shortfall) of $54,364 was recognized as an increase in derivative liabilities and a corresponding increase in debt discount on the convertible notes payable.

As of December 31, 2020 and 2019, there were 0 shares of Series A Preferred Stock outstanding.

On June 24, 2019, the Company authorized the issuance of 2,000 shares of Series B Preferred Stock, par value $0.001 per share. The Series B Preferred Stock have a $1,250 stated value and are convertible into shares of common stock at $0.05 per share, subjected to certain adjustments. The Certificate of Designation for the Series B Preferred Stock was filed on July 9, 2019.

From June 24 to November 16, 2019, the Company issued 1,126 shares of Series B Preferred Stock for proceeds of $1,407,500.

From December 3 through December 31, 2019, the Company retired the remaining 1,126 shares of Series B Preferred Stock in exchange for the issuance of convertible notes (the “Exchange”) in the aggregate principal amount of $1,548,250.  Accordingly, Series B Preferred Stock was decreased by the par value of the preferred shares of $1, additional paid in capital was decreased by $826,883 (for the remaining carrying value of the preferred shares), additional paid in capital was decreased by $721,366 (stemming from recognition of a deemed dividend recognized immediately prior to the Exchange), and convertible notes payable was increased by $1,548,250. In addition, the derivative liabilities on the Series B Preferred Stock (stemming from the inability to convert caused by the authorized shares shortfall) of $776,965 was eliminated with a corresponding decrease in derivative liability for authorized shares shortfall expense. Lastly, derivative liabilities on the newly issued convertible notes (stemming from the inability to convert caused by the authorized shares shortfall) of $85,370 was recognized as an increase in derivative liabilities and a corresponding increase in debt discount on the convertible notes payable.

As of December 31, 2020 and 2019, there were 0 shares of Series B Preferred Stock outstanding.

On July 16, 2019, the Company authorized the issuance of 1,000 Series C Preferred Stock, par value $0.001 per share. The 1,000 Series C preferred shares are convertible into 1,000,000 shares of common stock upon the Company listing on a national exchange and other conditions. The Certificate of Designation for the Series C Preferred Stock was filed on July 19, 2019.

On October 21, 2019, the Company issued 1,000 Series C Preferred Shares with a value of $10,000 for services rendered.

As of December 31, 2020 and 2019, there were 1,000 shares of Series C Preferred Stock outstanding.

On November 23, 2020, the Company authorized the issuance of 100 shares of Series X Preferred Stock, par value $0.0001 per share. The Series X Preferred Stock has a $20,000 stated value and is convertible into shares of common stock at $0.002 per share, subjected to certain adjustments. In the event the Company issues or sells any securities with an effective price or exercise or conversion price less than the Conversion Price, the Conversion Price shall be reduced to the sale price or exercise or conversion price of the securities issued or sold. The Certificate of Designation for the Series X Preferred Stock was filed on November 23, 2020.

From November 25 to December 23, 2020, the Company issued an aggregate of 16.05 shares of Series X Preferred Stock for aggregate proceeds of $321,000. Upon each issuance of Series X shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares. The resulting amortization of the preferred stock discount of $46,448 is recognized as a deemed dividend in the accompanying statement of operations. The preferred stock discount is being amortized over 120 days, which is the maximum amount of time the Company has to conduct a stockholder vote to increase the Company’s authorized shares.

As of December 31, 2020 and 2019, there were 16.05 and 0 shares, respectively, of Series X Preferred Stock outstanding.

On December 30, 2020, the Company authorized the issuance of 1,000 shares of Series Y Preferred Stock, par value $0.001 per share. The Series Y Preferred Stock has a $20,000 stated value and is convertible into shares of common stock at $0.002 per share, subjected to certain adjustments. In the event the Company issues or sells any securities with an effective price or exercise or conversion price less than the Conversion Price, the Conversion Price shall be reduced to the sale price or exercise or conversion price of the securities issued or sold. The Certificate of Designation for the Series Y Preferred Stock was filed on December 30, 2020.

From December 23 to December 30, 2020, the Company issued 654.781794 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 14,765,624,721 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350. Included in the foregoing amounts is 3.20716 shares of Series Y Preferred Stock, having a stated value of $64,143, issued to the Company’s Chief Financial Officer, in exchange for convertible notes of $3,172 (net of debt discount of $60,971), resulting in a loss on settlement of $60,971. Upon each issuance of Series Y shares, the conversion price was less than the Company’s stock price. Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $21,594,115 upon issuance of the Series Y preferred shares. The resulting amortization of the preferred stock discount of $1,028,091 is recognized as a deemed dividend in the accompanying statement of operations. The preferred stock discount is being amortized over 120 days, which is the maximum amount of time the Company has to conduct a stockholder vote to increase the Company’s authorized shares.

As of December 31, 2020, there were 626.995464 shares of Series Y Preferred Stock outstanding and 27.786334 shares to be issued.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, par value $0.001 per share.

During the year ended December 31, 2019, the Company issued an aggregate of 80,000 shares of its common stock recorded as to be issued on December 31, 2018 for a cash warrant exercise.

During the year ended December 31, 2019, the Company issued an aggregate of 1,591,240 shares of its common stock as interest expense with a value of $36,830.

During the year ended December 31, 2019, the Company issued 5,553,191 shares of its common stock to satisfy a true-up provision with a value of $22,213.

During the year ended December 31, 2019, the Company issued an aggregate of 2,950,000 shares of its common stock and recorded an additional 2,550,000 shares as to be issued, having an aggregate fair value of $208,700, for services rendered.

During the year ended December 31, 2019, the Company issued an aggregate of 3,997,661 shares of its common stock upon the cashless exercise of outstanding warrants. Accordingly, common stock was increased by the par value of the common shares issued of $3,998 with a corresponding decrease in additional paid in capital.

During the year ended December 31, 2019, the Company issued 9,000,000 shares for the settlement of a warrant provision.  The fair value of the common shares issued of $437,400 was recognized as a deemed dividend whereby common stock was increased by the par value of the common shares issued of $9,000, additional paid in capital was increased by $428,400 and retained earnings was decreased by $437,400.

During the year ended December 31, 2019, the Company issued an aggregate of 1,555,160 shares of its common stock and recorded an additional 1,126,250 shares of common stock as to be issued for the cash exercise of warrants for proceeds of $172,950.

During the year ended December 31, 2019, the Company issued an aggregate of 111,174,464 shares of its common stock and 37,160,000 shares of common stock to be issued, having an aggregate fair value of $1,732,318, for the settlement of convertible debt with a principal amount of $1,041,680 and accrued interest of $40,131, which resulted in the elimination of $46,978 of derivative liabilities and an aggregate loss on conversion of convertible notes of $603,529.  Accordingly, common stock was increased by the par value of the common shares issued of $111,174, common stock to be issued was increased by the par value of the common shares to be issued of $37,160 and additional paid in capital was increased by $1,583,984.

During the year ended December 31, 2019, the Company issued an aggregate of 1,250,000 shares of its common stock as origination shares with a principal amount of $141,333.

During the year ended December 31, 2019, the Company issued an aggregate of 80,000,000 shares of common stock and 903,823,564 shares of common stock to be issued upon the conversion of 3,200 shares of Series A Preferred Stock.  Accordingly, Series A Preferred Stock was decreased by $3,137,248, common stock was increased by the par value of the common shares issued of $80,000, common stock to be issued was increased by the par value of the common shares to be issued of $903,824 and additional paid in capital was increased by $2,153,424.

On January 8, 2020, the Company issued 37,160,000 shares of the Company’s common stock previously recorded as to be issued as of December 31, 2019.

On March 7, 2020, a stockholder returned 69,000 shares of the Company’s common stock back to the Company. The shares were immediately retired. Accordingly, common stock was decreased by the par value of the common shares contributed of $69 with a corresponding increase in additional paid in capital.

During the year ended December 31, 2020, a warrant exercise in 2019, to purchase 120,000 common shares, was rescinded. The rescission was recorded as a decrease in common stock to be issued of $120 and a decrease in additional paid-in capital of $5,880 with a corresponding increase in accounts payable and accrued expenses of $6,000.

During the year ended December 31, 2020, the Company issued an aggregate of 72,368,457 shares of its common stock, having an aggregate fair value of $370,755, upon the conversion of convertible notes with a principal amount of $92,964 and accrued interest of $128, which resulted in the elimination of $278,545 of derivative liabilities and an aggregate net gain on conversion of convertible notes of $882.  Accordingly, common stock was increased by the par value of the common shares issued of $72,369 and additional paid in capital was increased by $298,386.

As of December 31, 2020 and 2019, there were 493,726,405 and 384,266,948 shares, respectively, of common stock issued and outstanding.